SEGMENT INFORMATION (Details) - Schedule of Segment Reporting Information, by Segment - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 979,991	$ 810,380	$ 2,532,701	$ 2,204,434	$ 2,981,982	$ 1,762,978
Costs and expenses					(3,228,559)	(2,054,326)
Interest expense					(8,669)	(12,587)
Total					(255,246)	(303,935)
Corporate expenses					(32,544,431)	(8,482,342)
Net Loss					(32,799,677)	(8,786,277)
Security and Cash Management [Member]
Segment Reporting Information [Line Items]
Revenues	533,065	560,713	1,322,509	1,599,907	2,232,915	1,490,832
Costs and expenses					(2,253,194)	(1,611,201)
Total					(20,279)	(120,369)
Marketing and Products [Member]
Segment Reporting Information [Line Items]
Revenues	49,394	106,402	163,216	221,563	188,594	26,420
Costs and expenses					(387,330)	(43,716)
Total					(198,736)	(17,296)
Consulting and Advisory[Member]
Segment Reporting Information [Line Items]
Revenues	364,629	117,700	947,725	289,566	432,046	144,944
Costs and expenses					(555,892)	(367,358)
Total					(123,846)	(222,414)
Finance And Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	$ 32,903	$ 25,565	$ 99,251	$ 93,398	128,427	100,782
Costs and expenses					(32,143)	(32,051)
Interest expense					(8,669)	(12,587)
Total					$ 87,615	$ 56,144